Average Annual Total Returns{- Real Estate Portfolio} - 02.28 VIP Real Estate Portfolio Investor PRO-09 - Real Estate Portfolio	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Real Estate Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXWEJ Past 1 year	IXWEJ Past 5 years	IXWEJ Past 10 years
Total	38.92%	9.25%	10.32%	28.71%	18.47%	16.55%	40.56%	8.13%	9.92%